Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Computers	$ 11,788	$ 11,788	$ 11,788
Building & Improvement	29,673	25,000	25,000
Forklift 1	3,000	3,000	3,000
Forklift 2	2,871	2,871	2,871
Truck 2004 Hino 1			10,000
Truck 2004 Hino 2			10,000
Truck 2018 Hino 155 5347	30,181	30,181	30,181
Truck 2018 Hino 155 5647	30,181	30,181	30,181
Truck 2018 Hino 155 5680		30,181	30,181
Truck 2019 Hino 155 3710	24,865	24,865
Truck 2019 Hino 155 7445	34,213	34,213
Machinery & Equipment	994,540	913,696
Office Equipment	62,400	62,400
Vehicles	409,108	409,108
Accumulated Depreciation	(449,910)	(99,815)	(40,408)
Property, plant and equipment, net	$ 1,294,412	$ 1,477,668	$ 112,793